Basis of preparation	12 Months Ended
Dec. 31, 2021
Basis Of Preparation [Abstract]
Basis of Preparation
2. Basis of preparation
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) (“IFRS-IASB”).
These consolidated financial statements have been approved by the Board of Directors of Banco BBVA Argentina S.A. on
April 11,
2022.